UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                                    FORM 13F
                              FORM 13F COVER PAGE


       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2012

       CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: ______________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  875 Third Avenue, 11th Floor, New York, NY  10022
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Stephen Feinberg               New York, NY                  08/14/2012
---------------------            --------------                ------------
[Signature]                      [City, State]                 [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:                     0
                                                      ---


Form 13F Information Table Entry Total:               18
---------------------------------------              ----


Form 13F Information Table Value Total:       $1,201,705   (thousands)
---------------------------------------      --------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
----

                                Stephen Feinberg
                                   Form 13F
                                  June 30, 2012


                           FORM 13F INFORMATION TABLE



   COLUMN 1                  COLUMN 2         COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------    -------------      ---------  ----------  --------------------  --------  --------  ----------------------
                             Title of                    Value       Shares/   SH/  PUT/  INVSTMT    OTHER          VOTING AUTH
Name of Issuer                 Class          Cusip     (x1000)      PRN AMT   PRN  CALL  DSCRETN    MNGRS    SOLE       SHRD   NONE
----------------------    -------------      ---------  ----------  ---------  ---  ----  --------  --------  ----------------------
AERCAP HOLDINGS NV            SHS             N00985106  $322,583   28,597,804  SH         SOLE      N/A      28,597,804
BLUELINX HLDGS INC            COM             09624H109  $ 79,082   33,651,979  SH         SOLE      N/A      33,651,979
DANA HLDG CORP                COM             235825205  $  5,124      400,000  SH         SOLE      N/A         400,000
DORAL FINL CORP               COM NEW         25811P886  $  1,148      765,418  SH         SOLE      N/A         765,418
GEOEYE INC                    COM             37250W108  $114,847    4,771,379  SH         SOLE      N/A       4,771,379
GRIFOLS S A                   SPONSORED
                              ADR             398438309  $472,924   49,262,902  SH         SOLE      N/A      49,262,902
LEAR CORP                     COM NEW         521865204  $  7,546      200,000  SH         SOLE      N/A         200,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713  $  1,218       62,000  SH         SOLE      N/A          62,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S   780097739  $  1,531       86,350  SH         SOLE      N/A          86,350
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R  780097747  $    490       28,100  SH         SOLE      N/A          28,100
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754  $  3,964      220,000  SH         SOLE      N/A         220,000
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P   780097762  $    924       52,800  SH         SOLE      N/A          52,800
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N  780097770  $    530       30,700  SH         SOLE      N/A          30,700
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF  780097788  $    456       25,300  SH         SOLE      N/A          25,300
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M   780097796  $  1,020       58,200  SH         SOLE      N/A          58,200
SANDRIDGE ENERGY INC          COM             80007P307  $ 39,025    5,833,360  SH         SOLE      N/A       5,833,360
TOWER INTL INC                COM             891826109  $130,913   12,467,866  SH         SOLE      N/A      12,467,866
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106  $ 18,380      500,000  SH         SOLE      N/A         500,000


-------------------------------------------------------